Equity - Employee Equity Awards, Restricted Stock Units (Detail) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	666,493
Awarded, Number	445,863
Vested, Number	(179,070)
Forfeited, Number	(49,527)
End of year, Number	883,759	666,493
Beginning of year, Weighted average grant date fair value	$ 16.72
Awarded, Weighted average grant date fair value	27.45	$ 18.59	$ 15.56
Vested, Weighted average grant date fair value	14.52
Forfeited, Weighted average grant date fair value	17.86
End of year, Weighted average grant date fair value	$ 22.58	$ 16.72